Cover	Jan. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Entity File Number	333-190690
Entity Registrant Name	EXEO ENTERTAINMENT, INC.
Entity Central Index Key	0001528760
Entity Tax Identification Number	45-2224704
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4478 Wagon Trail Ave.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	361-3188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false